Offerings	Jul. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Piedmont Realty Trust, Inc.
Fee Rate	0.01531%
Offering Note	(a) This Registration Statement registers an unspecified amount of securities of each identified class. The proposed maximum aggregate offering per class of securities will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay as you go basis, except as described below. The registrant previously filed a prospectus supplement, dated July 29, 2022 (the "Prior Prospectus Supplement") pursuant to the Registration Statement on Form S-3 (Registration No. 333-266389), filed with the Securities and Exchange Commission on July 29, 2022, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $250,000,000 under its then current "at-the-market" program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $23,175 was paid. Shares of common stock having an aggregate offering price of up to $250,000,000 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement was terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $23,175 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. (c) Not applicable pursuant to Rule 456(b) and Rule 457(r) and General Instruction 2.A(iii)(c) of Item 16(b) of Form S-3.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Piedmont Realty Trust, Inc.
Fee Rate	0.01531%
Offering Note	(a) This Registration Statement registers an unspecified amount of securities of each identified class. The proposed maximum aggregate offering per class of securities will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder. (b) Not applicable pursuant to Rule 456(b) and Rule 457(r) and General Instruction 2.A(iii)(c) of Item 16(b) of Form S-3. (c) Includes the presently indeterminate number of shares of common stock, if any, as may be issued upon any conversion of preferred stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Piedmont Operating Partnership, LP
Fee Rate	0.01531%
Offering Note	(a) This Registration Statement registers an unspecified amount of securities of each identified class. The proposed maximum aggregate offering per class of securities will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder. (b) Not applicable pursuant to Rule 456(b) and Rule 457(r) and General Instruction 2.A(iii)(c) of Item 16(b) of Form S-3. (c) The debt securities will be non-convertible debt securities issued by Piedmont Operating Partnership, LP, a wholly-owned subsidiary of Piedmont Realty Trust, Inc.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities by Piedmont Realty Trust, Inc.
Fee Rate	0.01531%
Offering Note	(a) This Registration Statement registers an unspecified amount of securities of each identified class. The proposed maximum aggregate offering per class of securities will be determined from time to time by the issuing registrant in connection with the offering of securities hereunder. (b) Not applicable pursuant to Rule 456(b) and Rule 457(r) and General Instruction 2.A(iii)(c) of Item 16(b) of Form S-3. (c) No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock of Piedmont Realty Trust, Inc.
Maximum Aggregate Offering Price	$ 250,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266389
Carry Forward Initial Effective Date	Jul. 29, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,175.00